DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 4) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Accumulated depreciation	$ (1,224,000)	$ (1,175,000)	$ (1,118,000)
Net book value	374,000	343,000	344,000
Property plant and equipment	1,598,000	1,518,000	1,462,000
United Kingdom [Member]
Accumulated depreciation	(313,000)	(308,000)	(348,000)
Net book value	62,000	53,000	46,000
Property plant and equipment	375,000	361,000	394,000
United States [Member]
Accumulated depreciation	(911,000)	(867,000)	(770,000)
Net book value	312,000	290,000	298,000
Property plant and equipment	1,223,000	1,157,000	1,068,000
Website Design [Member]
Property plant and equipment	6,000	6,000	6,000
Tenant Incentives [Member]
Property plant and equipment	145,000	145,000	145,000
Computer Equipment [Member]
Property plant and equipment	746,000	697,000	620,000
Computer Equipment [Member] | United Kingdom [Member]
Property plant and equipment	247,000	229,000
Office Machine & Equipment [Member]
Property plant and equipment	96,000	97,000	89,000
Leasehold Improvements [Member]
Property plant and equipment	138,000	135,000	173,000
Furniture & Fixtures [Member]
Property plant and equipment	467,000	438,000	429,000
Computer Equipment [Member] | United States [Member]
Property plant and equipment	499,000	468,000	460,000
Office Machine & Equipment [Member] | United Kingdom [Member]
Property plant and equipment	44,000	46,000	36,000
Office Machine & Equipment [Member] | United States [Member]
Property plant and equipment	52,000	51,000	53,000
Furniture & Fixtures [Member] | United Kingdom [Member]
Property plant and equipment	84,000	86,000	79,000
Furniture & Fixtures [Member] | United States [Member]
Property plant and equipment	383,000	352,000
Leasehold Improvements [Member] | United Kingdom [Member]
Property plant and equipment	0	0	119,000
Leasehold Improvements [Member] | United States [Member]
Property plant and equipment	138,000	135,000
Tenant Incentives[Member] | United Kingdom [Member]
Property plant and equipment	0	0	0
Tenant Incentives[Member] | United States [Member]
Property plant and equipment	0	145,000
Website Design [Member] | United Kingdom [Member]
Property plant and equipment	0	0	$ 0
Website Design [Member] | United States [Member]
Property plant and equipment	$ 6,000	$ 6,000